Rule 497(e) 333-15119
                                                                     811-078393


         SUPPLEMENT DATED MARCH 2, 1998 TO PROSPECTUS DATED MAY 1, 1997


                       LANDMARK SMALL CAP EQUITY VIP FUND




     The Name of Landmark Small Cap Equity VIP Fund has been changed to "CitiFundsSM Small Cap Growth VIP Portfolio."


     The name of the Funds' Distributor has been changed from "The Landmark Funds Broker-Dealer Services, Inc." to "CFBDS, Inc."


     All references in the Prospectus to each of the above named entities are hereby amended.